Investments - Scheduled maturities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Amortized cost, net
Due in one year or less	$ 1,625
Due after one year through five years	6,974
Due after five years through ten years	8,255
Due after ten years	4,234
Subtotal	21,088
ABS and MBS	434
Amortized cost, net	21,522	$ 20,217
Fair value
Due in one year or less	1,651
Due after one year through five years	7,423
Due after five years through ten years	9,197
Due after ten years	5,193
Subtotal	23,464
ABS and MBS	443
Total	$ 23,907	$ 21,725